Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expense and Other Current Liabilities [Abstract]
Schedule of accrued expenses
	Year Ended December 31,
	2021	2020
Compensation and benefits related	$3,233	$291
Professional services and other	865	103
Total accrued expenses	$4,098	$394